Financial Instruments - Summary of Fair Value of Financial Instruments Not Measured at Fair Value but for Which Fair Value is Disclosed (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 TWD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 TWD ($)
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 32,976,164	$ 1,005,678	$ 45,009,486
Fair value [member]
Disclosure of detailed information about financial instruments [line items]
Bonds payable	$ 33,636,945	$ 1,025,829	$ 44,907,012